SUBSEQUENT EVENTS (Details 1) - USD ($)		Oct. 10, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Company Shares immediately after Delaware domestication			0	0	0
GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Company Shares immediately after Delaware domestication			5,649,918	5,649,918	5,320,250
Subsequent Event [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding		203,941,325
Company Shares immediately after Delaware domestication		58,580,796
Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding		203,941,325
RSI Capital Stock, Warrant		$ 177,751
Conversion to RMNI, Company Shares	[1],[2]	20,009,776
Company Shares immediately after Delaware domestication	[3]	9,712,149
Total Company Shares outstanding upon consummation of mergers		58,580,796
Series A Preferred Stock [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Conversion to RMNI, Company Shares
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding	[4]	5,499,900
Series A Preferred Stock [Member] | Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding	[5]	5,499,900
RSI Capital Stock, Warrant		$ 0
Series B Preferred Stock [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Conversion to RMNI, Company Shares
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding	[4]	38,545,560
Series B Preferred Stock [Member] | Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding	[5]	38,545,560
RSI Capital Stock, Warrant		$ 0
Series C Preferred Stock [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Conversion to RMNI, Company Shares
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding	[4]	56,441,036
Series C Preferred Stock [Member] | Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding	[5]	56,441,036
RSI Capital Stock, Warrant		$ 0
Common Class A [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Conversion to RMNI, Company Shares
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding	[4]	529,329
Common Class A [Member] | Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding	[5]	529,329
RSI Capital Stock, Warrant	[6]	$ 177,751
Common Class B [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Conversion to RMNI, Company Shares
Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding	[4]	102,925,500
Common Class B [Member] | Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
RSI Capital Stock, Outstanding	[5]	102,925,500
RSI Capital Stock, Warrant		$ 0

[1]	Conversion to Company Shares is based on the exchange ratio that resulted in the issuance of 0.239412772 Company Shares for every one share of Rimini Street capital stock.
[2]	The total number of Company Shares issued was net of fractional shares (in an amount equal to 67 Company Shares in the aggregate) resulting from the application of the exchange ratio.
[3]	Based on the number of Company Shares outstanding after domestication as a Delaware Corporation but immediately prior to consummation of the mergers.
[4]	Represents the number of shares of RSI capital stock issued and outstanding as of September 30, 2017
[5]	Represents the number of shares of Rimini Street capital stock issued and outstanding immediately prior to consummation of the mergers.
[6]	In connection with the mergers, Adams Street Partners and its affiliates agreed to exercise on a cashless basis their warrants for 344,828 shares of Rimini Street’s Class A common stock at an exercise price of $1.16 per share immediately prior to consummation of the mergers. This cashless exercise resulted in the issuance of 177,751 shares of Rimini Street’s Class A common stock.